Consolidated Balance Sheets - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current Assets
Cash	$ 213,392	$ 448,703	$ 1,178,852
Accounts receivable, net	853,585	1,564,969	501,191
Inventories, net	775,064	676,175	1,214,224
Related party receivable	9,772	49,658	122,356
Prepayments and advances	2,734,382	1,258,700	928,682
Total current assets	4,586,195	3,998,205	3,945,305
Non-current assets
Property, plant, and equipment, net	152,577	165,035	441,141
Operating lease right of use assets, net	114,017	215,848	0
Investments	1,710,358	2,020,358	1,261,649
Goodwill	902,067	902,067	0
Other assets	84,924	106,179	96,669
Total non-current assets	2,963,943	3,409,487	1,799,459
Total assets	7,550,138	7,407,692	5,744,764
Current liabilities
Accounts payable	1,132,020	3,753,862	1,630,893
Accrued expenses	1,863,096	1,686,841	1,144,142
Related party payable	0	24,972	18,802
Customer deposits	4,087,592	2,915,406	3,298,609
Related party note payable	0	1,000,000	1,000,000
Notes payable	60,000	2,812,709	2,478,869
Revolving facility	600,000
Term loan, net	1,596,280
Operating lease liabilities	80,339	123,395	0
Total current liabilities	9,419,327	12,317,185	9,571,315
Non-current liabilities
Revolving Facility	2,676,493
Term Loan, net	88,318
Related Party note payable	1,000,000
Notes payable	1,020,600
Operating lease liabilities	49,347	98,841	0
Total non-current liabilities	4,834,758	98,841	0
Total liabilities	14,254,085	12,416,026	9,571,315
Commitments and contingencies, Note 11
Equity
Preferred stock	0	0	0
Common stock	28,272	28,209	25,230
Additional Paid in Capital	14,118,289	11,854,083	4,688,272
Accumulated deficit	(20,850,508)	(16,890,626)	(8,540,053)
Total shareholders' deficit	(6,703,947)	(5,008,334)	(3,826,551)
Total liabilities and shareholders' deficit	$ 7,550,138	$ 7,407,692	$ 5,744,764